Acquisition of SPT - Additional Information (Detail) $ / shares in Units, $ in Thousands		1 Months Ended		3 Months Ended	12 Months Ended
	Jul. 31, 2015 USD ($) vessel $ / shares	Jan. 31, 2017 $ / shares shares	Jul. 31, 2015 $ / shares shares	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Aug. 31, 2015 $ / shares	Jan. 31, 2015 $ / shares
Business Acquisition [Line Items]
Purchase price of acquisition					$ 0	$ 0	$ 31,870
Proceeds from issuance of common stock, net of offering costs (in shares) | shares		2,155,172
Shares issued, price per share (in dollars per share) | $ / shares	$ 6.99	$ 2.32	$ 6.99					$ 6.65	$ 4.57
Ship to Ship Transfer Business
Business Acquisition [Line Items]
Purchase price of acquisition	$ 47,300
Increase of goodwill				$ 8,100
Decrease in intangible assets				$ 8,400
Ship to Ship Transfer Business | Class B
Business Acquisition [Line Items]
Proceeds from issuance of common stock, net of offering costs (in shares) | shares			6,511,812
Ship to Ship Transfer Business | Teekay Corporation | Class B
Business Acquisition [Line Items]
Shares issued, price per share (in dollars per share) | $ / shares	$ 6.99		$ 6.99
Ship to Ship Transfer Business | Ship-to-ship Support Vessel
Business Acquisition [Line Items]
Number of vessels | vessel	6
Ship to Ship Transfer Business | Time-charter | Aframax Tankers
Business Acquisition [Line Items]
Number of vessels | vessel	1
Ship to Ship Transfer Business | Working Capital
Business Acquisition [Line Items]
Purchase price of acquisition	$ 1,800